LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM LOANS [Abstract]
Schedule of Loans
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

Loans from banks (1)	484	666
Loans from Shareholders (2)	-	172
	484	838

Schedule of Future Maturities
	December 31,
	2 0 1 4	2 0 1 3
	$ in thousands

2014	-	351
2015	183	183
2016	183	183
2017 and thereafter	118	121
	484	838